COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases requiring minimum lease payments
As of March 31, 2017, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2017	1,138
2018	1,158
2019	1,115

3,411